STOCK-BASED COMPENSATION - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Number of options
Outstanding, beginning of year (in shares) | shares	4,726,634	3,154,795
Granted (in shares) | shares	1,848,655	1,598,590
Exercised (in shares) | shares	(10,988)	(17,230)
Forfeited (in shares) | shares	(70,300)	(9,521)
Outstanding, end of year (in shares) | shares	6,494,001	4,726,634
Exercisable, end of year (in shares) | shares	2,373,717	1,470,383
Weighted average exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares	$ 62.10	$ 61.82
Granted (in dollars per share) | $ / shares	60.61	62.56
Exercised (in dollars per share) | $ / shares	58.45	54.80
Forfeited (in dollars per share) | $ / shares	67.58	58.45
Outstanding, end of year (in dollars per share) | $ / shares	61.62	62.10
Exercisable, end of year (in dollars per share) | $ / shares	$ 59.68	$ 56.75